Share-Based Compensation - Schedule of Company’s Stock Option Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, outstanding balance	369,092	231,758	329,395
Weighted-average exercise price, outstanding	$ 49.2	$ 51.9	$ 51.3
Weighted-average remaining contractual life, outstanding	6 years 1 month 6 days	4 years 7 months 6 days	5 years 4 months 24 days
Number of stock options, exercisable		194,515	276,060
Weighted-average exercise price, exercisable		$ 51.9	$ 51.3
Weighted-average remaining contractual life, exercisable		4 years 9 months 18 days	5 years 4 months 24 days
Number of stock options, granted
Weighted-average exercise price, granted
Weighted- Average Remaining Contractual Life, granted
Number of stock options, exercised
Weighted-average exercise price, exercised
Weighted- Average Remaining Contractual Life, exercised
Number of stock options, forfeited/expired/cancelled		(97,637)	(39,698)
Weighted-average exercise price, forfeited/expired/cancelled		$ 49.8	$ 30.9
Weighted- Average Remaining Contractual Life, forfeited/expired/cancelled